Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	23,537,978	23,513,978	21,210,445
Common stock, shares outstanding	23,537,978	23,513,978	21,210,445
Treasury stock, shares	25,000	25,000
Series B Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000	10,000	10,000
Preferred stock - Series B, stated value	$ 1,000	$ 1,000	$ 1,000
Preferred stock - Series B, liquidation preference	$ 5,659,000	$ 5,659,000	$ 5,679,000
Preferred stock, shares issued	5,659	5,659	5,679
Preferred stock, shares outstanding	5,659	5,659	5,679